Property, Plant and Equipment (Share of Jointly-Owned Power Stations) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Bath Country Pumped Storage Station
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	60.00%	[1]
Plant in service	$ 1,066	[1]
Accumulated depreciation	(730)	[1]
Plant under construction	$ 3	[1]
North Anna
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	88.40%	[1]
Plant in service	$ 2,540	[1]
Accumulated depreciation	(1,402)	[1]
Nuclear fuel	792	[1]
Accumulated amortization of nuclear fuel	(602)	[1]
Plant under construction	$ 253	[1]
Clover Power Station
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	50.00%	[1]
Plant in service	$ 611	[1]
Accumulated depreciation	$ (282)	[1]
Millstone Unit
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	93.50%	[2]
Plant in service	$ 1,487	[2]
Accumulated depreciation	(563)	[2]
Nuclear fuel	551	[2]
Accumulated amortization of nuclear fuel	(459)	[2]
Plant under construction	$ 68	[2]
Summer Unit
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	66.70%	[2]
Plant in service	$ 1,532	[2]
Accumulated depreciation	(724)	[2]
Nuclear fuel	550	[2]
Accumulated amortization of nuclear fuel	(347)	[2]
Plant under construction	$ 87	[2]

[1]	Units jointly owned by Virginia Power.
[2]	Unit jointly owned by Dominion Energy.